GENERAL - Acquisition Indosat's And PST (Details) - Dayamitra Rp in Billions	Dec. 31, 2019 IDR (Rp)
Disclosure of subsidiaries [line items]
Current assets	Rp 663
Property and Equipment	4,087
Non current assets	91
Liabilities	(610)
Net book value of net assets	4,231
The difference between fair value and book value of fixed assets	398
Other non-current assets	667
Deferred tax	(148)
Fair value of identifiable net assets acquired	5,148
Fair value consideration transferred	5,615
Goodwill	467
Indosat's Tower [Member]
Disclosure of subsidiaries [line items]
Current assets	517
Property and Equipment	3,453
Net book value of net assets	3,970
Other non-current assets	473
Fair value of identifiable net assets acquired	4,443
Fair value consideration transferred	4,443
PST
Disclosure of subsidiaries [line items]
Current assets	146
Property and Equipment	634
Non current assets	91
Liabilities	(610)
Net book value of net assets	261
The difference between fair value and book value of fixed assets	398
Other non-current assets	194
Deferred tax	(148)
Fair value of identifiable net assets acquired	705
Fair value consideration transferred	1,172
Goodwill	Rp 467